Equity (Details)									12 Months Ended
	Jan. 10, 2025 USD ($) $ / shares	Dec. 04, 2024 USD ($) $ / shares shares	Oct. 09, 2024 USD ($) $ / shares shares	Sep. 16, 2024 USD ($)	Sep. 16, 2024 SFr / shares shares	Jun. 28, 2024 USD ($) $ / shares shares	Mar. 20, 2024 shares	Dec. 14, 2021	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jan. 31, 2025 SFr / shares	Jan. 15, 2025 SFr / shares	Dec. 31, 2024 ؋ / shares	Oct. 31, 2024 SFr / shares shares	Oct. 10, 2024 USD ($) shares	Oct. 09, 2024 SFr / shares	Mar. 22, 2024 $ / shares shares	Mar. 22, 2024 ؋ / shares shares
Share Capital and Public Offerings [line Items]
Issued preferred shares (in Shares)									206,452	206,452
Accrue dividends annual rate									8.00%
Convertible preferred share price (in Dollars per share) | $ / shares			$ 4.96						$ 4.96
Additional shares (in Shares)			10,000,000
Percentage of future offerings			50.00%
Preferred shares outstanding (in Shares)									206,452	206,452
Common shares issued (in Shares)									3,159,535	810,722
Gross proceeds | $						$ 786,660
Debt amount | $																$ 2,788,650
Common stock shares (in Shares)									3,159,535	810,722
Exercise price per warrants | (per share)			$ 3.97		SFr 0.8	$ 9.6								؋ 12
Aggregate gross proceeds | $			$ 3,200,000
Warrant term			5 years
Price per unit (in Dollars per share) | $ / shares									$ 2.11
Percentage of cash fee									7.00%
Percentage of management fee									1.00%
Accountable expenses | $									$ 50,000
Expenses | $									321,000
Exercise price (in Francs per share) | SFr / shares					SFr 0.8
Deemed dividend | $									2,076,180
Fair value of warrant | $									$ 366,684
Common share warrants (in Shares)									344,802
Diluted shares percentage								15.00%
Excess term									10 years
Options vested and exercisable									7 years 7 months 13 days
Stock-based compensation expense | $									$ 125,644	$ 164,906	$ 22,730
Unrecognized stock-based compensation expense | $									$ 117,119
Weighted-average period									2 years
Aggregate intrinsic value for options outstanding and expected to vest | $
Intrinsic value of exercisable options | $
Warrant [Member]
Share Capital and Public Offerings [line Items]
Common shares issued (in Shares)			105,843
Warrant purchase (in Shares)					172,836				250,000
Exercise price per warrants | (per share)			$ 4.25														SFr 0.8
Aggregate gross proceeds | $				$ 153,144
Pre-Funded Warrants [Member]
Share Capital and Public Offerings [line Items]
Warrant purchase (in Shares)			136,648		191,431
Exercise price per warrants | SFr / shares																	SFr 0.8
Stock options [Member]
Share Capital and Public Offerings [line Items]
Stock-based compensation expense | $									$ 125,644
Share-Based Payment Arrangement, Tranche One [Member]
Share Capital and Public Offerings [line Items]
Preferred units, offering costs | $									$ 500,000
Preferred Stock [Member]
Share Capital and Public Offerings [line Items]
Issued preferred shares (in Shares)															806,452
Convertible preferred share price (in Dollars per share) | $ / shares			$ 4.96
Aggregate amount | $			$ 4,000,000
Issuance of common shares (in Shares)			806,452								75,384
Common shares issued (in Shares)									600,000
Preferred shares outstanding (in Shares)									206,452
Common Stock [Member]
Share Capital and Public Offerings [line Items]
Share price (in Francs per share) | SFr / shares												SFr 0.0001
Gross proceeds | $									$ 1,750,000
Common stock shares (in Shares)																493,986
Measurement Input, Expected Term [Member]
Share Capital and Public Offerings [line Items]
Warrants measurement input									1
Measurement Input, Option Volatility [Member]
Share Capital and Public Offerings [line Items]
Warrants measurement input									148
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Share Capital and Public Offerings [line Items]
Warrants measurement input									3.96
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Share Capital and Public Offerings [line Items]
Warrants measurement input									4.24
Measurement Input, Expected Dividend Rate [Member]
Share Capital and Public Offerings [line Items]
Warrants measurement input									0
H.C. Wainwright & Co., LLC [Member]
Share Capital and Public Offerings [line Items]
Warrant purchase (in Shares)									5,736
Black-Scholes Option Pricing Model [Member]
Share Capital and Public Offerings [line Items]
Fair value of warrant | $									$ 1,709,496
Subsequent Event [Member]
Share Capital and Public Offerings [line Items]
Preferred units, offering costs | $	$ 500,000
BVF Partners L.P. Securities Purchase Agreement [Member]
Share Capital and Public Offerings [line Items]
Issuance of common shares (in Shares)		322,580
Purchase price per share (in Dollars per share) | $ / shares		$ 3.1
Gross proceeds | $		$ 1,000,000
Fee amount | $			$ 806,452
Warrant purchase (in Shares)			806,452
BVF Partners L.P. Securities Purchase Agreement [Member] | Subsequent Event [Member]
Share Capital and Public Offerings [line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 3.1
Number of common shares	15.00%
Securities Purchase Agreement [Member]
Share Capital and Public Offerings [line Items]
Issuance of common shares (in Shares)						81,944
Warrant purchase (in Shares)						81,944
Price per unit (in Dollars per share) | $ / shares						$ 9.6
Purchase Agreement [Member]
Share Capital and Public Offerings [line Items]
Issuance of common shares (in Shares)							175,000
Purchase price per share (in Dollars per share) | $ / shares																		$ 10
Warrant purchase (in Shares)																		87,500	87,500
Exercise price per warrants | ؋ / shares																			؋ 10
Subsequent Event [Member] | Common Stock [Member]
Share Capital and Public Offerings [line Items]
Share price (in Francs per share) | SFr / shares													SFr 0.03
Preferred Stock [Member]
Share Capital and Public Offerings [line Items]
Share price (in Francs per share) | SFr / shares															SFr 0.8
Common Stock [Member]
Share Capital and Public Offerings [line Items]
Common shares issued (in Shares)									3,159,535